Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt
Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2011	2010
4.47% senior notes due November 2018	$25,000	$-
4.14% senior notes due November 2017	25,000	-
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	-
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,061	25,876
5.78% Euro-denominated senior notes due November 2011	-	51,753
7.17% senior notes due November 2011	-	30,000
6.68% senior notes due January 2011	-	2,143
Long-term revolving loan agreement	73,814	28,871
Floating rate term loan	-	46,625
Various other notes	3,547	4,092
	312,422	324,360
Less current maturities	-	-
Total long-term debt	$312,422	$324,360

Restrictive loan covenants
The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2011:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.44	3.50
Net Worth (Minimum)	$1,049,210	$754,892
Interest Coverage (Minimum)	6.53	2.00

Short-term borrowings
The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2011	2010
Direct borrowings under the revolving loan agreement	$5,000	$-
Uncommitted loans	12,434	20,476
Loans of foreign subsidiaries	5,540	4,974
Total	$22,974	$25,450